Property, plant and equipment - Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Operating lease commitments	$ 38	$ 43	$ 38
Plant and machinery
Property, plant and equipment
Operating lease commitments	6	6	6
Land and buildings
Property, plant and equipment
Operating lease commitments	21	27	23
Office equipment and vehicles
Property, plant and equipment
Operating lease commitments	$ 11	$ 10	$ 9